BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 1,096,330	$ 891,816	$ 215,574
Accounts receivable	85,558
Inventories	1,251,807	936,676	704,156
Deferred offering costs	131,000
Due from affiliated companies	13,808	6,100
Prepaid expenses and other current assets	1,800	350	12,196
Total Current Assets	2,580,303	1,834,942	931,926
Property and equipment, net	1,756,655	1,365,029	1,325,978
Operating right of use asset	1,838,801	1,279,595
Security deposit	25,000	25,000
Total assets	6,200,759	4,504,566	2,257,904
Current liabilities
Accounts payable	929,200	799,280	863,642
Accrued liabilities	214,260	142,936	158,050
Contract liability	206,331	6,784	71,502
Warranty reserve	75,000	75,000	75,000
Capital leases			445,760
Notes payable - related party		27,850
Due to affiliated companies	109,043	92,843	2,843
Operating lease right of use liability	357,273	295,374
Total current liabilities	1,891,107	1,440,067	1,616,797
Paycheck Protection Program Loan	608,224
Economic Injury Disaster Loan	499,900
Operating lease liability - noncurrent	1,520,739	1,015,759
Notes payable - EIDL loan		499,900
Notes Payable - related party			525,500
Total Liabilities	4,519,970	2,955,726	2,142,297
Commitments and contingencies (Note 9)
Stockholder's equity
Preferred stock: 10,000,000 authorized; $0.001 par value; no shares issued and outstanding
Common stock, $0.001 par value, authorized shares 50,000,000; Issued and outstanding 4,000,000 and ,4000,000, respectively	4,000	4,000	4,000
Additional Paid-in Capital	2,551,387	2,551,387	2,289,231
Accumulated deficit	(874,598)	(1,006,547)	(2,177,624)
Total stockholder's equity	1,680,789	1,548,840	115,607
Total liabilities and stockholder's equity	$ 6,200,759	$ 4,504,566	$ 2,257,904